Cash flows reconciliation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash flow from operating activities:
Income before income taxes	$ 2,735	$ 2,720	$ 4,870	$ 5,016
Adjusted for:
Equity results and other results in associates and joint ventures	(112)	(5)	(236)	50
Impairment and results on disposal of non-current assets, net			(1,004)	70
Review of estimates related to Brumadinho			(20)	140
Review of estimates related to de-characterization of dams			(131)
Depreciation, depletion and amortization	793	779	1,507	1,435
Financial results, net	$ 1,252	$ 157	1,689	687
Changes in assets and liabilities:
Accounts receivable			1,768	1,439
Inventories			(461)	(520)
Suppliers and contractors			(150)	465
Other assets and liabilities, net			(1,000)	(1,243)
Cash flow from operations			$ 6,832	$ 7,539